UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

It’s not what you earn, it’s what you keep.®

Semi-Annual Report November 30, 2014

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class C2	Class I

Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FTNDX	FTNCX	FTNRX

NUVEEN INVESTMENTS ACQUIRED BY TIAA-CREF

On October 1, 2014, TIAA-CREF completed its previously announced acquisition of Nuveen Investments, Inc., the parent company of your fund’s investment adviser, Nuveen Fund Advisors, LLC (“NFAL”) and the Nuveen affiliates that act as sub-advisers to the majority of the Nuveen Funds. TIAA-CREF is a national financial services organization with approximately $840 billion in assets under management as of October 1, 2014 and is a leading provider of retirement services in the academic, research, medical and cultural fields. Nuveen expects to operate as a separate subsidiary within TIAA-CREF’s asset management business. Nuveen’s existing leadership and key investment teams have remained in place following the transaction.

NFAL and your fund’s sub-adviser(s) continue to manage your fund according to the same objectives and policies as before, and there have been no changes to your fund’s operations.

Must be preceded by or accompanied by a prospectus. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Over the past year, global financial markets were generally strong as stocks of many countries rose due to strengthening economies and abundant central bank support. A low and stable interest rate environment allowed the bond market to generate modest but positive returns.

More recently, markets have been less certain as economic growth is strengthening in some parts of the world, but in other areas recovery has been slow or uneven at best. Despite increasing market volatility, geopolitical turmoil and concerns over rising rates, better-than-expected earnings results and economic data have supported U.S. stocks. Europe continues to face challenges as disappointing growth and inflation measures led the European Central Bank to further cut interest rates. Japan is suffering from the burden of the recent consumption tax as the government’s structural reforms continue to steadily progress. Flare-ups in hotspots, such as the ongoing Russia-Ukraine conflict and Middle East, have not yet been able to derail the markets, though that remains a possibility. With all the challenges facing the markets, accommodative monetary policy around the world has helped lessen the impact of these events.

It is in such changeable markets that professional investment management is most important. Investment teams who have experienced challenging markets in the past understand how their asset class can behave in rapidly changing times. Remaining committed to their investment disciplines during these times is a critical component to achieving long-term success. In fact, many strong investment track records are established during challenging periods because experienced investment teams understand that volatile markets place a premium on companies and investment ideas that can weather the short-term volatility. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

January 23, 2015

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio managers Daniel J. Close, CFA, and Steven M. Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina and Tennessee Funds since 2007 and Steven has managed the Louisiana Fund since 2011.

How did the Funds perform during the six-month reporting period ended November 30, 2014?

The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance for its Class A Shares at net asset value (NAV) for the six-month, one-year, five-year and ten-year periods ended November 30, 2014. Each Fund’s Class A Share returns are compared with the performance of its corresponding market index and Lipper classification average.

During the reporting period, the Class A Shares at NAV of all four Funds outperformed the S&P Municipal Bond Index as well as their respective Lipper classification average.

What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance during the six-month reporting period ended November 30, 2014?

All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by Nuveen Asset Management. Our municipal bond portfolios are managed with a value-oriented approach and close input from Nuveen Asset Management’s research team. Below, we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

Nuveen Georgia Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

The Nuveen Georgia Municipal Bond Fund outperformed the S&P Municipal Bond Index during the six-month reporting period. Duration positioning, which reflects the Fund’s interest rate sensitivity, was a contributor to relative results. The Fund maintained an underweighted position in shorter-duration securities, which suffered as short term interest rates rose. A corresponding overweighting in intermediate and longer duration securities was beneficial, as interest rates in this part of the yield curve generally declined.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

Credit quality positioning was another modest contributor to the Fund’s relative results due to the Fund’s underweighted exposure to AAA-rated securities, the worst performing of all the credit quality tiers. As a group, high quality securities trailed their lower quality counterparts, which benefited disproportionately from investors’ appetite for income.

Sector selection was the biggest contributor to the Fund’s relative results. We overweighted health care bonds, which outpaced the overall market, as investors gravitated toward this and other higher yielding sectors. The Fund was hurt by its individual holdings in bonds of Ty Cobb Regional Medical Center, which performed poorly due to concerns about the hospital’s financial struggles. Also limiting the Fund’s upside was an overweighting in pre-refunded securities, the highest rated municipal bonds due to their backing by U.S. Treasury securities. Pre-refunded securities lagged because investors tended to favor longer maturity, lower quality bonds. Of final note, our holdings in long duration tender option bonds (TOBs) performed particularly well. TOBs are derivative contracts we use to leverage the portfolio and attempt to increase distributable income and enhance total return.

During the reporting period, we were active in selling bonds to satisfy shareholder redemptions, much of which occurred early in the reporting period. To meet these redemptions, we sold some short dated pre-refunded securities, as well as other shorter term issues.

Amid relatively limited supply, we identified a handful of opportunities to purchase bonds during the reporting period, funding the purchases primarily with the proceeds of called bonds. New acquisitions comprised two general obligation bonds issued by local municipalities and one water and sewer bond that we believed would offer the potential to outperform the overall municipal bond market over the long term.

We established a portfolio hedge by purchasing a credit default swap on the debt obligations of the U.S. territory of Puerto Rico. We have previously noted a correlation between the credit quality of Puerto Rico bonds and that of the overall high yield municipal bond market. Given that this portfolio regularly maintains a meaningful stake in BBB-rated and below investment grade rated bonds, we saw this as a way to reduce the portfolio’s overall risk while continuing to take advantage of opportunities to invest in the lower quality portion of the marketplace. During the reporting period, these swaps had a negligible impact on performance.

The Nuveen North Carolina Municipal Bond Fund outperformed the S&P Municipal Bond Index during the six-month reporting period, with duration, credit quality and sector positioning each contributing to relative results.

In terms of our duration stance, the Fund’s overweighted exposure to longer term securities was beneficial. These securities, driven by declining long-term interest rates, outpaced their shorter term counterparts, which came under pressure due to rising short-term rates.

Credit quality positioning also lifted the Fund’s performance, led by an underweighting in AAA-rated bonds. Securities in this highest quality credit segment lagged, as investors increasingly favored lower quality, higher yielding alternatives in an environment of relatively scarce income.

Sector positioning gave the Fund a small overall boost in terms of relative performance. An overweighted position in toll road bonds was particularly helpful, as these longer term, lower quality credits generally outpaced most other major sectors of the municipal market. Tempering this outperformance, however, was our overweighting in public power debt, which lagged the market.

The Nuveen North Carolina Municipal Bond Fund purchased a credit default swap on Puerto Rico debt. This strategy helped reduce the portfolio’s overall risk while still enabling us to capitalize on opportunities among lower quality North Carolina bonds. During the reporting period, this swap had a negligible impact on performance.

We were actively selling bonds to satisfy shareholder redemptions, the bulk of which occurred early in the reporting period. For example, we sold BBB-rated bonds issued by High Point University, whose credit outlook we saw as less positive. We also sold a few health care holdings with 4% coupons given strong demand and, therefore, attractive pricing for these bonds.

Although our sales outnumbered our purchases, there were also some notable additions to the Fund coming largely from the primary municipal bond market. Most of our purchases consisted of intermediate to longer duration credits. These included Charlotte Douglas International Airport and Raleigh-Durham Airport Authority bonds. We also purchased relatively high quality bonds

6	Nuveen Investments

issued by Davidson College and the University of North Carolina, Greensboro. As a result of our purchases and sales, the Fund’s exposure to the transportation sector grew, while its allocation to health care declined.

Duration positioning helped the Nuveen Tennessee Municipal Bond Fund outperform the S&P Municipal Bond Index. Specifically, the Fund’s underweighting in shorter duration bonds was beneficial because they trailed their longer duration counterparts, which were bolstered by strong demand for higher yielding securities. Meanwhile, sector positioning helped boost relative performance. An overweighting in health care bonds proved advantageous, given that the sector was one of the market’s best performing groups. In contrast, credit quality positioning detracted, due in part to negative results in the A-rated category. Investments in tender option bonds (TOBs) also were helpful, mainly due to the securities’ long durations, which helped as long-term interest rates declined.

Since the Fund had a meaningful stake in BBB-rated and below investment grade rated bonds, we bought a credit default swap on the debt obligations of the U.S. territory of Puerto Rico. It allowed us to maintain lower quality Tennessee holdings while simultaneously reducing the portfolio’s credit risk. During the reporting period, these swaps had a negligible impact on performance.

Portfolio activity was partly shaped by shareholder outflows, most of which occurred early in the reporting period. To meet these redemptions, we used the proceeds from called bonds. We also sold some holdings that were in particularly strong demand from individual investors, most notably intermediate duration bonds with 4% coupons.

On the purchase side, we added some intermediate and some longer duration securities that we felt were attractively valued at the time of our purchase. We added two lower quality, investment grade rated health care bonds, a handful of state and local general obligation securities and a non-rated security issued for the expansion of The Village at Germantown, a continuing care retirement facility.

Nuveen Louisiana Municipal Bond Fund

The Nuveen Louisiana Municipal Bond Fund outperformed the S&P Municipal Bond Index, during the six-month reporting period ended November 30, 2014. Favorable duration and yield curve positioning were the biggest factors behind the Fund’s strong results. Because the portfolio’s duration was longer than that of the benchmark, the Fund was more sensitive to changes in interest rates and therefore benefited to a greater extent from declining long-term rates. More specifically, from a yield curve standpoint, we were overweighted in longer dated bonds, which outperformed disproportionately amid the positive market conditions.

Credit quality positioning also contributed to relative performance. As credit spreads contracted, meaning investors were willing to accept less income in exchange for taking on credit risk, our overweightings in BBB-rated, below investment grade and non-rated bonds proved helpful. Another favorable factor was the Fund’s lack of any exposure to debt associated with Puerto Rico, which lagged the overall market amid continued concerns about this U.S. territory’s credit quality.

The Louisiana municipal bond market tends to feature a higher proportion of lower rated bonds than the national market. Accordingly, we owned a number of individual holdings that gained from narrowing credit spreads. In many cases, these investments boosted the performance contribution resulting from favorable sector positioning; in others, they compensated for a suboptimal allocation.

The Fund benefited from overweightings in the strong performing higher education, hospital and industrial development revenue sectors, and good bond selection in these groups further added to results. However, the Fund was hampered by relative overweightings among the struggling dedicated sales tax and transportation bond sectors, but favorable security selection within those groups fully offset the shortfall.

A significant number of bond calls, in addition to a few bond sales, provided us with the proceeds we needed to finance shareholder redemptions, as well as those bond purchases we wished to make. In a relatively quiet reporting period for new transactions, our purchases included New Orleans water and sewer bonds, University of New Orleans higher education credits and bonds for the New Orleans Exhibition Hall. Outside Louisiana, we bought a bond issue for the U.S. Virgin Islands Port Authority and another for the Guam Waterworks Authority. Like most territorial bonds, these latter two holdings offer triple exemption (i.e., exemption from most federal, state and local taxes).

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

Otherwise, the portfolio’s allocation remained relatively consistent throughout the reporting period. We believed the Fund was well structured and that our existing holdings generally had better embedded yields and total return prospects than other, newly issued bonds.

An Update Regarding Puerto Rico

We continued to monitor the broader municipal market for any impact on the Funds’ holdings and performance regarding the ongoing economic problems of Puerto Rico. The Puerto Rico bonds were originally added to our portfolios to keep assets fully invested and working for the Funds’ as well as to enhance diversity, duration and credit. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). However, Puerto Rico’s continued economic weakening, escalating debt service obligations and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Following the latest rating reduction by Moody’s in July 2014, Puerto Rico general obligation debt was rated B2/BB+/BB (below investment grade) by Moody’s, S&P and Fitch, respectively, with negative outlooks. In late June 2014, Puerto Rico approved new legislation creating a judicial framework and formal process that would allow several of the commonwealth’s public corporations to restructure their public debt. As of November 2014, the Nuveen complex held $71 million in bonds backed by public corporations in Puerto Rico that could be restructured under this legislation, representing less than 0.1% of our municipal assets under management. In light of the evolving economic situation in Puerto Rico, Nuveen’s credit analysis of the commonwealth had previously considered the possibility of a default and the restructuring of public corporations and we had adjusted our portfolios to prepare for such an outcome, although no such default or restructuring has occurred to date. The Nuveen complex’s entire exposure to obligations of the government of Puerto Rico and other Puerto Rico issuers totals 0.35% of assets under management as of November 30, 2014.

8	Nuveen Investments

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends consisting only of net investment income at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2014, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the six-months ended November 30, 2014 were paid from net investment income. If a portion of a Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, the Fund’s shareholders would have received a notice to that effect. The composition and per share amounts of each Fund’s monthly dividends for the reporting period are presented in the Statement of Changes in Net Assets and Financial Highlights, respectively (for reporting purposes) and in Note 6—Income Tax Information within the accompany Notes to Financial Statements (for income tax purposes), later in this report.

Nuveen Investments	9

THIS PAGE INTENTIONALLY LEFT BLANK

10	Nuveen Investments

Fund Performance, Expense Ratios

and Effective Leverage Ratios

The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect an agreement by the investment adviser to waive certain fees and/or reimburse expenses during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital. The effective leverage ratio shown is the amount of investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Nuveen Investments	11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Georgia Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.45%	8.05%	5.12%	4.17%
Class A Shares at maximum Offering Price	(1.82)%	3.49%	4.23%	3.73%
S&P Municipal Bond Index	2.35%	8.35%	5.34%	4.84%
Lipper Other States Municipal Debt Funds Classification Average	2.35%	8.37%	4.35%	3.90%

Class C2 Shares	2.18%	7.49%	4.54%	3.60%
Class I Shares	2.54%	8.26%	5.32%	4.39%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.04%	4.92%

Average Annual Total Returns as of December 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.12%	8.76%	5.10%	4.04%
Class A Shares at maximum Offering Price	(1.20)%	4.15%	4.20%	3.60%
Class C2 Shares	2.85%	8.20%	4.51%	3.48%
Class I Shares	3.21%	8.97%	5.31%	4.26%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.71%	5.37%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.83%	1.63%	1.38%	0.63%

Effective Leverage Ratio as of November 30, 2014

Effective Leverage Ratio	4.03%

12	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.42%	11.11%	6.23%	4.57%
Class A Shares at maximum Offering Price	(0.89)%	6.42%	5.34%	4.12%
S&P Municipal Bond Index	2.35%	8.35%	5.34%	4.84%
Lipper Other States Municipal Debt Funds Classification Average	2.35%	8.37%	4.35%	3.90%

Class C2 Shares	3.26%	10.55%	5.67%	4.01%
Class I Shares	3.52%	11.31%	6.45%	4.75%

	Cumulative
	6-Month	Since Inception
Class C Shares	3.12%	7.95%

Average Annual Total Returns as of December 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.23%	12.49%	6.31%	4.53%
Class A Shares at maximum Offering Price	(0.12)%	7.73%	5.39%	4.08%
Class C2 Shares	3.98%	11.95%	5.72%	3.96%
Class I Shares	4.33%	12.70%	6.52%	4.72%

	Cumulative
	6-Month	Since Inception
Class C Shares	3.84%	8.89%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.86%	1.66%	1.41%	0.66%

Effective Leverage Ratio as of November 30, 2014

Effective Leverage Ratio	3.21%

Nuveen Investments	13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen North Carolina Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.48%	9.18%	5.16%	4.47%
Class A Shares at maximum Offering Price	(1.82)%	4.58%	4.27%	4.02%
S&P Municipal Bond Index	2.35%	8.35%	5.34%	4.84%
Lipper Other States Municipal Debt Funds Classification Average	2.35%	8.37%	4.35%	3.90%

Class C2 Shares	2.20%	8.57%	4.60%	3.90%
Class I Shares	2.56%	9.32%	5.38%	4.67%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.16%	5.99%

Average Annual Total Returns as of December 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.04%	10.07%	5.15%	4.39%
Class A Shares at maximum Offering Price	(1.29)%	5.41%	4.26%	3.94%
Class C2 Shares	2.76%	9.46%	4.57%	3.82%
Class I Shares	3.12%	10.32%	5.35%	4.59%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.63%	6.40%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.80%	1.60%	1.35%	0.60%

Effective Leverage Ratio as of November 30, 2014

Effective Leverage Ratio	0.00%

14	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.66%	8.68%	5.32%	4.73%
Class A Shares at maximum Offering Price	(1.67)%	4.11%	4.42%	4.28%
S&P Municipal Bond Index	2.35%	8.35%	5.34%	4.84%
Lipper Other States Municipal Debt Classification Average	2.35%	8.37%	4.35%	3.90%

Class C2 Shares	2.47%	8.19%	4.74%	4.17%
Class I Shares	2.85%	8.91%	5.54%	4.94%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.26%	5.74%

Average Annual Total Returns as of December 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.18%	9.92%	5.30%	4.64%
Class A Shares at maximum Offering Price	(1.17)%	5.34%	4.40%	4.19%
Class C2 Shares	2.99%	9.43%	4.74%	4.07%
Class I Shares	3.38%	10.26%	5.52%	4.80%

	Cumulative
	6-Month	Since Inception
Class C Shares	2.87%	6.32%

Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.80%	1.60%	1.35%	0.60%

Effective Leverage Ratio as of November 30, 2014

Effective Leverage Ratio	3.44%

Nuveen Investments	15

Yields as of November 30, 2014

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower.

Nuveen Georgia Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.41%	2.76%	3.04%	3.74%
SEC 30-Day Yield	1.76%	1.03%	1.29%	2.03%
Taxable-Equivalent Yield (32.3%)[2]	2.60%	1.52%	1.91%	3.00%

Nuveen Louisiana Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.73%	3.11%	3.38%	4.09%
SEC 30-Day Yield	2.59%	1.90%	2.16%	2.91%
Taxable-Equivalent Yield (31.2%)[2]	3.76%	2.76%	3.14%	4.23%

Nuveen North Carolina Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.13%	2.45%	2.66%	3.41%
SEC 30-Day Yield	1.32%	0.58%	0.83%	1.57%
Taxable-Equivalent Yield (32.2%)[2]	1.95%	0.86%	1.22%	2.32%

16	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	3.08%	2.42%	2.67%	3.42%
SEC 30-Day Yield	1.64%	0.88%	1.16%	1.91%
Taxable-Equivalent Yield (32.3%)[2]	2.42%	1.30%	1.71%	2.82%

1	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

2	The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate as shown in the respective table above.

Nuveen Investments	17

Holding

Summaries as of November 30, 2014

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Georgia Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	99.3%
Floating Rate Obligations	(2.1)%
Other Assets Less Liabilities	2.8%

Portfolio Composition

(% of total investments)1

Tax Obligation/General	26.6%
Water and Sewer	16.6%
Health Care	14.4%
Tax Obligation/Limited	11.9%
Utilities	11.3%
U.S. Guaranteed	5.2%
Education and Civic Organizations	4.7%
Transportation	4.7%
Other	4.6%

Bond Credit Quality

(% of total investment exposure)1

AAA/U.S. Guaranteed	17.3%
AA	45.4%
A	20.8%
BBB	7.5%
BB or Lower	4.2%
N/R (not rated)	4.8%

1	Excluding investments in derivatives.

18	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	98.4%
Floating Rate Obligations	(0.7)%
Other Assets Less Liabilities	2.3%

Portfolio Composition

(% of total investments)

Health Care	20.1%
Education and Civic Organizations	16.3%
Tax Obligation/Limited	16.2%
Transportation	10.1%
Tax Obligation/General	7.6%
Water and Sewer	7.3%
Housing/Multifamily	5.5%
Utilities	5.3%
Other	11.6%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	1.5%
AA	41.5%
A	27.1%
BBB	18.2%
BB or Lower	4.6%
N/R (not rated)	7.1%

Nuveen Investments	19

Holding Summaries as of November 30, 2014 (continued)

Nuveen North Carolina Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	99.0%
Other Assets Less Liabilities	1.0%

Portfolio Composition

(% of total investments)1

Transportation	20.9%
Health Care	16.1%
Tax Obligation/Limited	15.6%
Water and Sewer	14.7%
Education and Civic Organizations	11.6%
U.S. Guaranteed	11.4%
Utilities	5.7%
Other	4.0%

Bond Credit Quality

(% of total investment exposure)1

AAA/U.S. Guaranteed	23.1%
AA	64.1%
A	9.3%
BBB	2.9%
N/R (not rated)	0.6%

1	Excluding investments in derivatives.

20	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Fund Allocation

(% of net assets)

Municipal Bonds	100.1%
Floating Rate Obligations	(1.8)%
Other Assets Less Liabilities	1.7%

Portfolio Composition

(% of total investments)1

Water and Sewer	18.5%
Tax Obligation/General	18.3%
Health Care	16.3%
Utilities	15.4%
U.S. Guaranteed	8.4%
Housing/Multifamily	7.8%
Education and Civic Organizations	7.4%
Other	7.9%

Bond Credit Quality

(% of total investment exposure)1

AAA/U.S. Guaranteed	14.0%
AA	50.1%
A	23.3%
BBB	8.9%
N/R (not rated)	3.7%

1	Excluding investments in derivatives.

Nuveen Investments	21

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2014.

The beginning of the period is June 1, 2014.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each respective Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Georgia Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,024.50	$1,020.40	$1,021.80	$1,025.40
Expenses Incurred During Period	$4.11	$8.15	$6.89	$3.10
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.01	$1,017.00	$1,018.25	$1,022.01
Expenses Incurred During Period	$4.10	$8.14	$6.88	$3.09

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61%, 1.36% and 0.61% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

22	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,034.20	$1,031.20	$1,032.60	$1,035.20
Expenses Incurred During Period	$4.23	$8.30	$7.03	$3.21
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.91	$1,016.90	$1,018.15	$1,021.91
Expenses Incurred During Period	$4.20	$8.24	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63%, 1.38% and 0.63% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen North Carolina Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,024.80	$1,021.60	$1,022.00	$1,025.60
Expenses Incurred During Period	$3.96	$7.96	$6.74	$2.95
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.20	$1,018.40	$1,022.16
Expenses Incurred During Period	$3.95	$7.94	$6.73	$2.94

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.57%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Tennessee Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,026.60	$1,022.60	$1,024.70	$1,028.50
Expenses Incurred During Period	$3.91	$7.96	$6.70	$2.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.25	$1,018.45	$1,022.21
Expenses Incurred During Period	$3.90	$7.94	$6.68	$2.89

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 1.32% and 0.57% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	23

Shareholder Meeting Report

A special shareholder meeting was held in the offices of Nuveen Investments on August 5, 2014 for Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund; at this meeting the shareholders were asked to vote to approve a new investment management agreement, to approve a new sub-advisory agreement, to approve revisions to, or elimination of, certain fundamental investment policies and to elect Board Members.

	Nuveen Georgia Municipal Bond Fund	Nuveen Louisiana Municipal Bond Fund	Nuveen North Carolina Municipal Bond Fund	Nuveen Tennessee Municipal Bond Fund
To approve a new investment management agreement between each Trust and Nuveen Advisors, LLC.
For	7,126,465	4,105,766	20,911,962	16,643,571
Against	117,329	94,376	236,973	548,271
Abstain	222,599	85,001	510,094	744,252
Broker Non-Votes	2,222,749	1,264,447	9,287,656	4,934,301
Total	9,689,142	5,549,590	30,946,685	22,870,395

To approve a new sub-advisory agreement between Nuveen Fund Advisors and Nuveen Asset Management, LLC.
For	7,096,995	4,099,150	20,745,217	16,634,551
Against	121,411	97,892	276,184	566,954
Abstain	247,987	88,101	637,626	734,590
Broker Non-Votes	2,222,749	1,264,447	9,287,658	4,934,300
Total	9,689,142	5,549,590	30,946,685	22,870,395

To approve revisions to, or elimination of, certain fundamental investment policies:

a. Revise the fundamental policy related to the purchase and sale of commodities.
For	7,017,499	4,090,413	20,711,118	16,298,038
Against	205,159	91,498	313,443	796,409
Abstain	243,734	103,230	634,464	841,642
Broker Non-Votes	2,222,750	1,264,449	9,287,660	4,934,306
Total	9,689,142	5,549,590	30,946,685	22,870,395

b. Revise the fundamental policy related to issuing senior securities.
For	6,989,055	4,075,101	20,710,732	16,451,600
Against	225,753	100,998	304,001	667,683
Abstain	251,585	109,042	644,291	816,808
Broker Non-Votes	2,222,749	1,264,449	9,287,661	4,934,304
Total	9,689,142	5,549,590	30,946,685	22,870,395

24	Nuveen Investments

	Nuveen Georgia Municipal Bond Fund	Nuveen Louisiana Municipal Bond Fund	Nuveen North Carolina Municipal Bond Fund	Nuveen Tennessee Municipal Bond Fund
c. Revise the fundamental policy related to underwriting.
For	7,024,699	4,063,671	20,764,530	16,414,907
Against	186,339	113,049	269,773	684,061
Abstain	255,355	108,421	624,722	837,124
Broker Non-Votes	2,222,749	1,264,449	9,287,660	4,934,303
Total	9,689,142	5,549,590	30,946,685	22,870,395

d. Revise the fundamental policy related to the purchase and sale of real estate.
For	6,964,312	4,067,358	20,721,060	16,444,892
Against	274,472	124,092	305,538	662,085
Abstain	227,608	93,692	632,427	829,113
Broker Non-Votes	2,222,750	1,264,448	9,287,660	4,934,305
Total	9,689,142	5,549,590	30,946,685	22,870,395

e. Revise the fundamental policy related to diversification.
For	6,990,936	—	20,734,836	16,344,245
Against	195,772	—	270,081	695,186
Abstain	279,683	—	654,111	896,660
Broker Non-Votes	2,222,751	—	9,287,657	4,934,304
Total	9,689,142	—	30,946,685	22,870,395

f. Eliminate the fundamental policy related to permitted investments.
For	6,904,659	4,021,179	20,655,205	16,370,268
Against	291,281	170,271	361,568	708,773
Abstain	270,454	93,692	642,251	857,048
Broker Non-Votes	2,222,748	1,264,448	9,287,661	4,934,306
Total	9,689,142	5,549,590	30,946,685	22,870,395

g. Eliminate the fundamental policy related to pledging assets.
For	6,932,746	4,054,723	20,631,099	16,323,456
Against	222,281	134,124	362,056	771,658
Abstain	311,367	96,295	665,869	840,974
Broker Non-Votes	2,222,748	1,264,448	9,287,661	4,934,307
Total	9,689,142	5,549,590	30,946,685	22,870,395

h. Eliminate the fundamental policy related to investment in issuers whose shares are owned by the Fund’s Board Members or officers.
For	6,885,266	4,033,652	20,509,024	16,172,693
Against	365,601	152,567	478,199	893,629
Abstain	215,527	98,922	671,801	869,759
Broker Non-Votes	2,222,748	1,264,449	9,287,661	4,934,314
Total	9,689,142	5,549,590	30,946,685	22,870,395

Nuveen Investments	25

Shareholder Meeting Report (continued)

	Nuveen Georgia Municipal Bond Fund	Nuveen Louisiana Municipal Bond Fund	Nuveen North Carolina Municipal Bond Fund	Nuveen Tennessee Municipal Bond Fund
i. Eliminate the fundamental policy related to short sales and purchases on margin.
For	6,902,532	4,058,231	20,583,517	16,330,199
Against	339,504	130,615	428,033	765,654
Abstain	224,357	96,295	647,475	840,233
Broker Non-Votes	2,222,749	1,264,449	9,287,660	4,934,309
Total	9,689,142	5,549,590	30,946,685	22,870,395

j. Eliminate the fundamental policy related to writing options.
For	6,962,212	4,029,540	20,612,172	16,289,677
Against	275,307	159,306	382,338	786,745
Abstain	228,874	96,295	664,517	859,665
Broker Non-Votes	2,222,749	1,264,449	9,287,658	4,934,308
Total	9,689,142	5,549,590	30,946,685	22,870,395

Approval of the Board Members was reached as follows:

William Adams IV
For	67,266,934	67,266,934	67,266,934	67,266,934
Withhold	1,788,879	1,788,879	1,788,879	1,788,879
Total	69,055,813	69,055,813	69,055,813	69,055,813

Robert P. Bremner
For	67,283,591	67,283,591	67,283,591	67,283,591
Withhold	1,772,222	1,772,222	1,772,222	1,772,222
Total	69,055,813	69,055,813	69,055,813	69,055,813

Jack B. Evans
For	67,285,035	67,285,035	67,285,035	67,285,035
Withhold	1,770,778	1,770,778	1,770,778	1,770,778
Total	69,055,813	69,055,813	69,055,813	69,055,813

William C. Hunter
For	67,286,330	67,286,330	67,286,330	67,286,330
Withhold	1,769,483	1,769,483	1,769,483	1,769,483
Total	69,055,813	69,055,813	69,055,813	69,055,813

David J. Kundert
For	67,287,546	67,287,546	67,287,546	67,287,546
Withhold	1,768,267	1,768,267	1,768,267	1,768,267
Total	69,055,813	69,055,813	69,055,813	69,055,813

John K. Nelson
For	67,308,214	67,308,214	67,308,214	67,308,214
Withhold	1,747,599	1,747,599	1,747,599	1,747,599
Total	69,055,813	69,055,813	69,055,813	69,055,813

26	Nuveen Investments

	Nuveen Georgia Municipal Bond Fund	Nuveen Louisiana Municipal Bond Fund	Nuveen North Carolina Municipal Bond Fund	Nuveen Tennessee Municipal Bond Fund
William J. Schneider
For	67,263,435	67,263,435	67,263,435	67,263,435
Withhold	1,792,378	1,792,378	1,792,378	1,792,378
Total	69,055,813	69,055,813	69,055,813	69,055,813

Thomas S. Schreier, Jr.
For	67,305,016	67,305,016	67,305,016	67,305,016
Withhold	1,750,797	1,750,797	1,750,797	1,750,797
Total	69,055,813	69,055,813	69,055,813	69,055,813

Judith M. Stockdale
For	67,288,701	67,288,701	67,288,701	67,288,701
Withhold	1,767,112	1,767,112	1,767,112	1,767,112
Total	69,055,813	69,055,813	69,055,813	69,055,813

Carole E. Stone
For	67,289,872	67,289,872	67,289,872	67,289,872
Withhold	1,765,941	1,765,941	1,765,941	1,765,941
Total	69,055,813	69,055,813	69,055,813	69,055,813

Virginia L. Stringer
For	67,289,834	67,289,834	67,289,834	67,289,834
Withhold	1,765,979	1,765,979	1,765,979	1,765,979
Total	69,055,813	69,055,813	69,055,813	69,055,813

Terence J. Toth
For	67,300,475	67,300,475	67,300,475	67,300,475
Withhold	1,755,338	1,755,338	1,755,338	1,755,338
Total	69,055,813	69,055,813	69,055,813	69,055,813

Nuveen Investments	27

Nuveen Georgia Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.3%

	MUNICIPAL BONDS – 99.3%

	Education and Civic Organizations – 4.7%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,102,340

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,079,610

1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,575,998

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	84,464

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,663,772
6,850	Total Education and Civic Organizations			7,506,184

	Health Care – 14.3%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/14 at 100.00	CCC	3,168,368

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BB–	1,888,374
1,760	5.000%, 12/01/26	12/14 at 100.00	BB–	1,760,493

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (4), (5)	12/20 at 100.00	N/R	511,666

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,299,850

1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	Aa2	1,530,365

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	No Opt. Call	Aa1	1,253,613

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,655,875
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,113,500

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,195,282

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,372,558
22,820	Total Health Care			22,749,944

	Housing/Multifamily – 2.3%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	3,701,615

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 1.6%

$2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	$2,507,400

	Materials – 0.7%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,074,590

	Tax Obligation/General – 26.4%

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,119,760

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,554,675

1,700	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	1,784,456

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,568,616

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,747,905

	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
1,000	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,012,400
3,000	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,034,800

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/15 at 100.00	Aa2	1,155,225

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	AAA	2,443,083

1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54 (WI/DD, Settling 12/11/14)	2/25 at 100.00	AA–	1,145,020

3,395	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	3,830,341

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	555,640

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,642,079

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.444%, 2/01/16 (IF)	No Opt. Call	AAA	2,221,437

1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	No Opt. Call	Aa3	1,128,520

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,849,068

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	190,852
374	5.500%, 7/15/30	7/21 at 100.00	N/R	379,222
410	5.500%, 1/15/36	7/21 at 100.00	N/R	416,194

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,094,660

Nuveen Investments	29

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	$2,229,986
38,632	Total Tax Obligation/General			42,103,939

	Tax Obligation/Limited – 11.8%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	AA	3,365,664

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	668,072
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,540,089

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	2,950,325

120	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	142,193

585	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	599,730

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,000	5.400%, 1/01/20	7/15 at 100.00	A–	1,025,700
2,000	5.600%, 1/01/30	7/15 at 100.00	A–	2,047,680

595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A–	645,313

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,011,450

200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	237,876

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
195	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	206,234
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	174,907

1,325	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,638,137

1,550	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	1,718,082

810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	899,294
17,265	Total Tax Obligation/Limited			18,870,746

	Transportation – 4.6%

2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	Aa3	2,277,740

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	A+	2,794,813
2,000	5.000%, 1/01/33	1/24 at 100.00	A+	2,298,160
6,425	Total Transportation			7,370,713

	U.S. Guaranteed – 5.2% (6)

405	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	464,531

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

$1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	A2 (6)	$1,048,730

	Douglas County School District, Georgia, General Obligation Bonds, Series 2007:
605	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	Aa1 (6)	668,749
1,395	5.000%, 4/01/25 (Pre-refunded 4/01/17) – AGM Insured	4/17 at 100.00	AA+ (6)	1,541,308

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (6)	1,048,730

1,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 (Pre-refunded 2/01/15) – NPFG Insured	2/15 at 100.00	AA+ (6)	1,008,500

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
710	4.750%, 2/01/29 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (6)	775,938
1,250	5.000%, 2/01/33 (Pre-refunded 2/01/17)	2/17 at 100.00	AA+ (6)	1,372,850

275	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	290,422
7,640	Total U.S. Guaranteed			8,219,758

	Utilities – 11.2%

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	AA–	2,137,380

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,548,255

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,203,080

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA	1,365,252

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A	991,620
500	5.000%, 3/15/21	No Opt. Call	A	564,620
2,315	5.000%, 3/15/22	No Opt. Call	A	2,627,687

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,100,010
310	5.500%, 9/15/23	No Opt. Call	A	369,253
2,585	5.500%, 9/15/27	No Opt. Call	A	3,138,371

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	AA–	431,196

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,376,090
16,650	Total Utilities			17,852,814

	Water and Sewer – 16.5%

4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–	4,720,359

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	886,560

500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA	586,715

Nuveen Investments	31

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
$1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2	$1,209,901
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2	4,138,369

3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,126,236

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,884,400

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	AA–	1,918,740

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA–	1,146,200

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,300,260

640	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	671,123

1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,136,350

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	AA+	116,072

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	507,166
23,050	Total Water and Sewer			26,348,451
$146,447	Total Long-Term Investments (cost $149,613,793)			158,306,154
	Floating Rate Obligations – (2.1)%			(3,380,000)
	Other Assets Less Liabilities – 2.8% (7)			4,557,367
	Net Assets – 100%			$159,483,521

32	Nuveen Investments

Investments in Derivatives as of November 30, 2014

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (7)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	24.0%	$750,000	5.000%	9/20/19	$177,190	$(1,072)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	25.0	550,000	5.000	12/20/19	133,219	(1,793)
				$1,300,000			$310,409	$(2,865)

(1)	All percentages shown in the Portfolio of Investments are based on net assets

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Nuveen Investments	33

Nuveen Louisiana Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Consumer Staples – 2.4%

$2,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	BBB+	$2,753,950

	Education and Civic Organizations – 16.0%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,116,350

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	926,745

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA	1,667,235

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,137,450

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking – Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,324,200

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,218,540

1,920	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	N/R	1,920,154

750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	843,698

1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,158,165

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A	3,270,600

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,632,555

800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	910,136
16,540	Total Education and Civic Organizations			18,125,828

	Energy – 1.1%

1,200	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	1,299,948

	Health Care – 19.8%

1,110	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	BBB	1,276,766

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,500	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB+	$1,671,930

2,905	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	3,143,965

1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A3	1,093,360

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,109,474

2,620	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/15 at 100.00	A+	2,626,367

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,296,680

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,749,705

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	5,308,709

1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A+	1,112,060
20,570	Total Health Care			22,389,016

	Housing/Multifamily – 5.4%

1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	2,001,050

975	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Ba3	1,014,010

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA	3,121,440
5,845	Total Housing/Multifamily			6,136,500

	Housing/Single Family – 0.9%

290	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aa1	299,982

105	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	Aaa	105,191

535	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	575,280
930	Total Housing/Single Family			980,453

	Industrials – 1.6%

1,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,830,084

	Materials – 3.9%

1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,446,985

Nuveen Investments	35

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials (continued)

$1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB+	$1,801,935

1,035	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	1,093,519
3,810	Total Materials			4,342,439

	Tax Obligation/General – 7.5%

2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,063,240

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,396,916

2,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	AA–	2,260,966

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,136,520

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	559,905
7,755	Total Tax Obligation/General			8,417,547

	Tax Obligation/Limited – 16.0%

1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,395,198

1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	A1	1,449,450

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,030,264

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	1,159,300

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,059,400

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	984,312

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,131,130

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,247,064

500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	555,420

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,130,520

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 18.329%, 5/01/33 (IF)	5/20 at 100.00	AA	1,502,260

1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA–	1,744,050

470	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	466,099

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	$15,210

2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	2,152,200
16,145	Total Tax Obligation/Limited			18,021,877

	Transportation – 9.9%

805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	943,396

2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,182,180

	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
100	5.125%, 1/01/31	1/20 at 100.00	A–	111,860
1,700	5.250%, 1/01/41	1/20 at 100.00	A–	1,815,107

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,213,326

	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	1,360,661
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	544,575

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,356,012

610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	670,488
10,380	Total Transportation			11,197,605

	U.S. Guaranteed – 1.5% (4)

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (4)	1,660,570

	Utilities – 5.2%

1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,710,075

2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,561,900

1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA–	1,102,900

500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+	500,460
5,500	Total Utilities			5,875,335

	Water and Sewer – 7.2%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	544,195

1,250	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	1,431,588

1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,085,430

Nuveen Investments	37

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA–	$1,683,330

1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,555,995

200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	223,624

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA–	1,642,005
7,450	Total Water and Sewer			8,166,167
$101,845	Total Long-Term Investments (cost $102,771,105)			111,197,319
	Floating Rate Obligations – (0.7)%			(750,000)
	Other Assets Less Liabilities – 2.3%			2,607,935
	Net Assets – 100%			$113,055,254

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

38	Nuveen Investments

Nuveen North Carolina Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.0%

	MUNICIPAL BONDS – 99.0%

	Education and Civic Organizations – 11.5%

$1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A–	$1,102,800

2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,942,522

1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,105,302

2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45 (WI/DD, Settling 12/03/14)	3/22 at 100.00	AA+	2,230,740

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,180	6.000%, 6/01/31	6/18 at 100.00	BBB	1,273,161
60	6.125%, 6/01/35	6/18 at 100.00	BBB	64,715

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,351,210

2,000	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,299,340

10,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	AAA	11,102,399

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,995,000
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,115,682
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,520,238

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	794,585

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA	4,323,080

1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	AA–	2,306,030

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA	1,451,346

1,070	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	1,223,021
43,910	Total Education and Civic Organizations			47,201,171

	Health Care – 15.9%

2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,242,519

1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–	1,811,546

Nuveen Investments	39

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	$3,214,517

2,925	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA–	3,209,603

3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA	3,494,534

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA	2,700,038

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,210,200

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,930,355

3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	3,373,860

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	No Opt. Call	A	2,178,780

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A–	2,469,390
2,300	5.000%, 10/01/26	No Opt. Call	A–	2,566,018

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,682,700

6,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	6,565,200

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
390	5.500%, 10/01/19 – RAAI Insured	4/15 at 100.00	BBB	391,498
1,385	5.500%, 10/01/29 – RAAI Insured	4/15 at 100.00	BBB	1,389,238

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	129,770
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,707,948

2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,185,540

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AA–	500,925

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	AA–	7,336,314

750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	820,665

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,255	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	AA–	1,304,058
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	AA–	2,130,090
60,285	Total Health Care			65,545,306

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.8%

$3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	A+	$3,201,000

	Housing/Single Family – 1.4%

1,575	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,602,515

2,755	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,949,365

1,025	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,039,524
5,355	Total Housing/Single Family			5,591,404

	Long-Term Care – 0.7%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,035,390

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	605,622

1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,171,381
2,745	Total Long-Term Care			2,812,393

	Tax Obligation/General – 1.0%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,711,155

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,441,175
3,615	Total Tax Obligation/General			4,152,330

	Tax Obligation/Limited – 15.5%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA	336,216
350	5.000%, 4/01/32	4/22 at 100.00	AA	389,585

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	3,961,835

2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,965,093

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,007,353
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	917,953

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	3,078,800
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA	1,658,776

1,056	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,128,579

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,304,221

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A	1,310,932

Nuveen Investments	41

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
$3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	$4,134,450
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,131,488

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,795	5.000%, 7/01/29	7/21 at 100.00	AA	2,085,646
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,634,343
500	5.000%, 7/01/41	7/21 at 100.00	AA	562,765

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA	1,409,956
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA	1,309,643
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA	1,544,725
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA	1,366,840

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,508,691

	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	536,067
750	5.000%, 10/01/34	10/24 at 100.00	AA+	878,723

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,455,601

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA	1,078,680

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	2,177,971

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,080,730

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,854,428

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA	1,766,258
57,661	Total Tax Obligation/Limited			63,576,348

	Transportation – 20.7%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,920,280

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,508,254

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,656,960
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,794,150
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,696,619

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,425,850

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,706,791

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	27,716

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
$245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA	$273,013
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA	127,023
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	56,755
10,660	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	12,050,277

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
50	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	23,739
3,500	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,595,160
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	9,009,154
19,890	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	8,311,434
14,995	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	5,997,550

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	No Opt. Call	Aa3	1,156,010
1,525	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,719,910

1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%, 5/01/37 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	AA+	1,052,050
112,210	Total Transportation			85,108,695

	U.S. Guaranteed – 11.3% (4)

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	3,399,887
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	2,573,958

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA+ (4)	1,016,680

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	A1 (4)	1,562,434

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	452,876

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	1,262,801

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,731,878
610	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	625,116

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 (Pre-refunded 2/01/15) – FGIC Insured	2/15 at 100.00	AA+ (4)	1,099,799

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+ (4)	2,545,782

1,005	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,183,468

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA+ (4)	4,437,488

5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA (4)	5,777,105

Nuveen Investments	43

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	$4,032,440

	North Carolina State, General Obligation Bonds, Series 2005A:
1,655	5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R (4)	1,675,886
105	5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	AAA	106,325

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,148,364
1,105	5.000%, 4/01/21 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,174,947

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21 (Pre-refunded 3/01/15)	3/15 at 100.00	AAA	2,364,468

2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (4)	3,167,995

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 (Pre-refunded 6/01/15) – AGM Insured	6/15 at 100.00	AA+ (4)	5,123,900
43,955	Total U.S. Guaranteed			46,463,597

	Utilities – 5.6%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA	1,120,780

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA	4,236,693

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	6,470,583

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1	6,135,662
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	18,718
520	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1	648,887
310	6.000%, 1/01/26	No Opt. Call	A–	400,753

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–	380,470

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,563,898

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	2,229,900
20,480	Total Utilities			23,206,344

	Water and Sewer – 14.6%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,085,900

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	8,695,924

1,465	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,700,689

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA+	5,700,003

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	$2,285,200

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	2,892,800

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,193,927

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	274,068

6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	7,105,727

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA	6,082,561

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,338,253

1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,160,770

1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	AA+	1,157,930

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	AA–	4,391,080

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
500	5.750%, 6/01/26	6/19 at 100.00	AA	581,915
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	4,103,190
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA	1,750,050

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	No Opt. Call	A+	517,014
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	No Opt. Call	A+	1,034,048

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,681,377

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,010	5.000%, 3/01/36	3/16 at 100.00	AAA	4,208,054
30	4.500%, 3/01/36	3/16 at 100.00	AAA	31,128
54,285	Total Water and Sewer			59,971,608
$407,501	Total Long-Term Investments (cost $372,368,720)			406,830,196
	Other Assets Less Liabilities – 1.0% (5)			3,985,298
	Net Assets – 100%			$410,815,494

Nuveen Investments	45

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Investments in Derivatives as of November 30, 2014

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (5)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	25.5%	$3,310,000	5.000%	12/20/19	$801,738	$1,586

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen Tennessee Municipal Bond Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.1%

	MUNICIPAL BONDS – 100.1%

	Education and Civic Organizations – 7.4%

$3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,795,610

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	978,624
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,189,081
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,905,056

900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,030,086

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	BBB+	731,452
1,300	5.000%, 11/01/28	11/21 at 100.00	BBB+	1,430,299
1,295	5.000%, 11/01/29	11/21 at 100.00	BBB+	1,419,760
1,495	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,635,171
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	773,836

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB) (4)	10/19 at 100.00	AA+	12,479,940

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,448,563

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	3,921,711
29,315	Total Education and Civic Organizations			32,739,189

	Health Care – 16.3%

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	A+	1,046,718

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	2,247,940
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	1,128,640

1,575	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44 (WI/DD, Settling 12/11/14)	10/24 at 100.00	Baa2	1,683,502

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (5), (6)	12/20 at 100.00	N/R	341,111

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,279,810

Nuveen Investments	47

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
$905	5.375%, 7/01/25	7/20 at 100.00	BBB+	$1,000,640
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	223,668
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,423,050

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	104,834
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,225,700

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
10,000	0.000%, 1/01/35	1/17 at 41.04	A	3,587,600
8,930	0.000%, 1/01/36	1/17 at 38.98	A	3,020,930
1,955	0.000%, 1/01/38	1/17 at 35.16	A	587,634
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,430,550
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.68	AA	1,674,472
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,403,792

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,140,735
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,142,200

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	11,015,300

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,506,950

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA	2,775,475

1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	1,086,410

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	7,889,925

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,248,600
103,835	Total Health Care			72,216,186

	Housing/Multifamily – 7.9%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	BBB	4,032,680

5,690	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,546,061

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,565,835

2,665	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	2,861,304

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,509,181

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	$4,213,977

3,445	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.625%, 3/01/36	3/24 at 100.00	A	3,711,230

5,405	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,802,862

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	A–	532,905
3,700	5.850%, 10/01/46	10/20 at 100.00	A–	4,018,792
32,275	Total Housing/Multifamily			34,794,827

	Housing/Single Family – 1.2%

5	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/15 at 100.00	AA	5,042

870	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	918,024

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,080	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,321,503
945	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,018,190
4,900	Total Housing/Single Family			5,262,759

	Long-Term Care – 1.2%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,629,540
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,447,883
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,286,883

1,000	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,033,420
5,050	Total Long-Term Care			5,397,726

	Tax Obligation/General – 18.3%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA	4,696,080

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	287,948

1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,154,954

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA	1,091,570
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA	1,083,800
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA	1,080,900
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA	1,075,250

Nuveen Investments	49

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	$1,451,145

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	3,767,636

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,463,000

1,300	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	1,523,743

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,398,228
7,880	5.000%, 7/01/23	7/22 at 100.00	AA	9,534,406

2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2013-A, 18.088%, 7/01/27 (IF)	7/23 at 100.00	AA	4,451,900

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	722,874

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,787,965

	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,143,590
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,462,253
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,148,185

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,516,433

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,704,171

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	1,820,193

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,035,681

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,588,874

	Tennessee State, General Obligation Bonds, Series 2011A:
5,000	5.000%, 10/01/21	No Opt. Call	Aaa	6,080,250
1,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	1,166,200

	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	Aaa	1,199,440
675	5.000%, 9/01/34	9/24 at 100.00	Aaa	806,416

4,340	Williamson County, Tennessee, General Obligation Bonds, Refunding Series 2012B, 5.000%, 3/01/20	No Opt. Call	Aaa	5,160,130

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,635,125

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,060,620
69,910	Total Tax Obligation/General			81,098,960

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 2.3%

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
$1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	$1,656,662
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,151,400
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,160,049

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	611,822

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	5/18 at 100.00	Aa1	5,514,250
9,005	Total Tax Obligation/Limited			10,094,183

	Transportation – 3.2%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
4,180	5.500%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A	4,877,684
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,865,583
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	489,863
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,626,358

2,200	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,314,928
12,315	Total Transportation			14,174,416

	U.S. Guaranteed – 8.4% (7)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (7)	1,514,832

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	2/15 at 100.00	AA– (7)	2,746,077
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	2/15 at 100.00	AA– (7)	9,609,811

885	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA– (7)	888,584

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	16,689,486

1,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA (7)	1,008,560

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 (Pre-refunded 2/01/16) – AGM Insured	2/16 at 100.00	AAA	2,111,380

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	Aa1 (7)	40,667

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	Aa1 (7)	1,531,035

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa	1,224,780
39,120	Total U.S. Guaranteed			37,365,212

Nuveen Investments	51

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 15.4%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
$1,000	5.000%, 9/01/28	3/18 at 100.00	AA+	$1,105,160
5,000	5.000%, 9/01/33	3/18 at 100.00	AA+	5,506,600

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	A	500,980
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,100,120
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,674,125
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	3,100,178
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	10,025,876

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2	5,431,100

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,308,480
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,820,000

2,000	Metropolitan Government of Nashville–Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,206,240

10,000	Metropolitan Government of Nashville–Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	11,416,199

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,608,700
1,755	5.250%, 9/01/22	No Opt. Call	A	2,044,908
3,130	5.250%, 9/01/24	No Opt. Call	A	3,684,135
2,520	5.250%, 9/01/26	No Opt. Call	A	2,973,978

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,420,670

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	499,797
100	5.000%, 2/01/21	No Opt. Call	A	112,694
250	5.000%, 2/01/22	No Opt. Call	A	284,473
600	5.000%, 2/01/23	No Opt. Call	A	688,272
100	5.000%, 2/01/24	No Opt. Call	A	114,809
4,760	5.000%, 2/01/27	No Opt. Call	A	5,472,858
60,070	Total Utilities			68,100,352

	Water and Sewer – 18.5%

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,017,703

3,915	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2011, 5.000%, 2/01/20	No Opt. Call	Aa3	4,606,232

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,320,700
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,728,234

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,463,950

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,713,794

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$6,000	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	$6,804,600

1,840	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,905,136

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,571,902

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	A1	5,902,021

930	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012, 4.500%, 1/01/27	1/23 at 100.00	AA–	1,052,732

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,356,340

4,550	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2005A, 4.000%, 4/01/40 – NPFG Insured	No Opt. Call	AA+	4,556,188

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	761,097

1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,688,160

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,975	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	3,264,051
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,032,730
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,196,780

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	624,083
525	5.000%, 6/01/20	No Opt. Call	AA	622,130
585	5.000%, 6/01/21	No Opt. Call	AA	701,456
515	5.000%, 6/01/22	No Opt. Call	AA	623,196

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	4,896,861

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	541,115
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,736,545

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,352,000
74,445	Total Water and Sewer			82,039,736
$440,240	Total Long-Term Investments (cost $409,469,996)			443,283,546
	Floating Rate Obligations – (1.8)%			(8,250,000)
	Other Assets Less Liabilities – 1.7% (8)			7,655,704
	Net Assets – 100%			$442,689,250

Nuveen Investments	53

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Investments in Derivatives as of November 30, 2014

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (8)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	25.5%	$3,570,000	5.000%	12/20/19	$864,715	$1,742

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

54	Nuveen Investments

Statement of

Assets and Liabilities	November 30, 2014 (Unaudited)

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Long-term investments, at value (cost $149,613,793, $102,771,105, $372,368,720 and $409,469,996 respectively)	$158,306,154	$111,197,319	$406,830,196	$443,283,546
Cash	2,161,748	479,098	1,188,944	3,799,436
Credit default swaps premiums paid	313,274	—	800,153	862,973
Unrealized appreciation on credit default swaps	—	—	1,586	1,742
Receivable for:
Interest	2,516,938	1,589,298	5,550,626	5,460,440
Investments sold	1,240,000	5,000	—	100,417
Shares sold	401,520	857,564	518,571	239,452
Other assets	413	333	26,918	49,601
Total assets	164,940,047	114,128,612	414,916,994	453,797,607
Liabilities
Floating rate obligations	3,380,000	750,000	—	8,250,000
Unrealized depreciation on credit default swaps	2,865	—	—	—
Payable for:
Dividends	188,825	87,456	361,092	260,022
Investments purchased	1,122,560	—	2,708,722	1,663,641
Shares redeemed	610,357	119,098	682,076	502,674
Accrued expenses:
Management fees	66,897	47,631	168,639	181,131
Trustees fees	1,659	1,137	29,406	52,801
12b-1 distribution and service fees	35,819	29,230	56,799	106,493
Other	47,544	38,806	94,766	91,595
Total liabilities	5,456,526	1,073,358	4,101,500	11,108,357
Net assets	$159,483,521	$113,055,254	$410,815,494	$442,689,250
Class A Shares
Net assets	$90,148,433	$79,487,007	$164,459,652	$295,307,223
Shares outstanding	8,113,842	6,963,494	14,894,171	24,729,305
Net asset value (“NAV”) per share	$11.11	$11.41	$11.04	$11.94
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$11.60	$11.91	$11.52	$12.46
Class C Shares
Net assets	$1,261,627	$1,494,928	$4,722,363	$4,648,394
Shares outstanding	114,014	131,527	427,932	390,379
NAV and offering price per share	$11.07	$11.37	$11.04	$11.91
Class C2 Shares
Net assets	$32,258,061	$24,665,456	$42,242,380	$88,752,051
Shares outstanding	2,913,917	2,169,860	3,826,785	7,442,006
NAV and offering price per share	$11.07	$11.37	$11.04	$11.93
Class I Shares
Net assets	$35,815,400	$7,407,863	$199,391,099	$53,981,582
Shares outstanding	3,235,594	647,321	17,993,979	4,526,461
NAV and offering price per share	$11.07	$11.44	$11.08	$11.93
Net assets consist of:
Capital paid-in	$156,930,279	$108,792,044	$386,457,323	$411,211,662
Undistributed (Over-distribution of) net investment income	362,878	316,116	(46,385)	1,871,876
Accumulated net realized gain (loss)	(6,499,132)	(4,479,120)	(10,058,506)	(4,209,580)
Net unrealized appreciation (depreciation)	8,689,496	8,426,214	34,463,062	33,815,292
Net assets	$159,483,521	$113,055,254	$410,815,494	$442,689,250
Authorized shares – per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of

Operations	Six Months Ended November 30, 2014 (Unaudited)

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$3,602,697	$2,604,404	$8,237,242	$9,175,128
Expenses
Management fees	413,518	284,464	1,026,031	1,105,808
12b-1 service fees – Class A Shares	93,147	77,787	167,878	299,897
12b-1 distribution and service fees – Class C Shares	3,415	4,039	15,863	14,809
12b-1 distribution and service fees – Class C2 Shares	124,681	93,690	165,694	341,351
Interest expense	6,997	2,110	—	23,209
Shareholder servicing agent fees and expenses	26,628	19,507	61,746	54,324
Custodian fees and expenses	15,679	11,686	32,799	35,304
Trustees fees and expenses	2,900	2,053	6,970	7,524
Professional fees	15,835	14,607	20,330	17,572
Shareholder reporting expenses	14,918	10,641	27,918	30,773
Federal and state registration fees	2,375	2,157	3,469	4,482
Other expenses	3,353	2,712	6,344	6,844
Total expenses	723,446	525,453	1,535,042	1,941,897
Net investment income (loss)	2,879,251	2,078,951	6,702,200	7,233,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	232,693	(11,638)	76,462	(58,739)
Swaps	(4,282)	—	(7,241)	(7,827)
Change in net unrealized appreciation (depreciation) of:
Investments	671,714	1,613,555	3,334,555	4,315,304
Swaps	(2,865)	—	1,586	1,742
Net realized and unrealized gain (loss)	897,260	1,601,917	3,405,362	4,250,480
Net increase (decrease) in net assets from operations	$3,776,511	$3,680,868	$10,107,562	$11,483,711

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of

Changes in Net Assets	(Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/14	Year Ended 5/31/14	Six Months Ended 11/30/14	Year Ended 5/31/14
Operations
Net investment income (loss)	$2,879,251	$6,336,117	$2,078,951	$4,574,057
Net realized gain (loss) from:
Investments	232,693	(124,400)	(11,638)	(2,174,848)
Swaps	(4,282)	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	671,714	(3,673,267)	1,613,555	(127,221)
Swaps	(2,865)	—	—	—
Net increase (decrease) in net assets from operations	3,776,511	2,538,450	3,680,868	2,271,988
Distributions to Shareholders
From net investment income:
Class A(1)	(1,666,527)	(3,627,823)	(1,521,388)	(3,162,331)
Class C(2)	(9,320)	(980)	(12,366)	(852)
Class C2(3)	(506,571)	(1,089,514)	(424,919)	(928,651)
Class I	(646,496)	(1,354,062)	(142,264)	(241,266)
From accumulated net realized gains:
Class A(1)	—	—	—	—
Class C(2)	—	—	—	—
Class C2(3)	—	—	—	—
Class I	—	—	—	—
Decrease in net assets from distributions to shareholders	(2,828,914)	(6,072,379)	(2,100,937)	(4,333,100)
Fund Share Transactions
Proceeds from sale of shares	11,061,634	20,755,602	8,555,427	11,564,593
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,679,844	3,548,352	1,571,258	3,241,865
	12,741,478	24,303,954	10,126,685	14,806,458
Cost of shares redeemed	(19,520,498)	(45,559,147)	(8,279,709)	(40,253,362)
Net increase (decrease) in net assets from Fund share transactions	(6,779,020)	(21,255,193)	1,846,976	(25,446,904)
Net increase (decrease) in net assets	(5,831,423)	(24,789,122)	3,426,907	(27,508,016)
Net assets at the beginning of period	165,314,944	190,104,066	109,628,347	137,136,363
Net assets at the end of period	$159,483,521	$165,314,944	$113,055,254	$109,628,347
Undistributed (Over-distribution of) net investment income at the end of period	$362,878	$312,541	$316,116	$338,102

(1)	Includes distributions to shareholders of Georgia’s Class B Shares for the fiscal year ended May 31, 2014. Class B Shares of Georgia converted to Class A Shares at the close of business on October 28, 2013, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

(2)	Class C Shares were established and commenced operations on February 10, 2014.

(3)	Class C2 Shares (formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014) are available only through exchanges from other Nuveen municipal bond funds or for purposes of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts.

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of Changes in Net Assets (Unaudited) (continued)

	North Carolina		Tennessee
	Six Months Ended 11/30/14	Year Ended 5/31/14	Six Months Ended 11/30/14	Year Ended 5/31/14
Operations
Net investment income (loss)	$6,702,200	$14,501,539	$7,233,231	$15,489,397
Net realized gain (loss) from:
Investments	76,462	(2,356,266)	(58,739)	(3,997,877)
Swaps	(7,241)	—	(7,827)	—
Change in net unrealized appreciation (depreciation) of:
Investments	3,334,555	(4,708,802)	4,315,304	(6,793,954)
Swaps	1,586	—	1,742	—
Net increase (decrease) in net assets from operations	10,107,562	7,436,471	11,483,711	4,697,566
Distributions to Shareholders
From net investment income:
Class A(1)	(2,740,826)	(6,256,072)	(4,837,077)	(10,481,904)
Class C(2)	(38,784)	(6,623)	(35,449)	(4,455)
Class C2(3)	(600,091)	(1,463,269)	(1,225,944)	(2,784,419)
Class I	(3,317,965)	(6,938,208)	(824,072)	(1,423,939)
From accumulated net realized gains:
Class A(1)	—	—	—	(1,200,755)
Class C(2)	—	—	—	—
Class C2(3)	—	—	—	(383,322)
Class I	—	—	—	(158,295)
Decrease in net assets from distributions to shareholders	(6,697,666)	(14,664,172)	(6,922,542)	(16,437,089)
Fund Share Transactions
Proceeds from sale of shares	39,709,824	95,939,159	28,377,677	56,144,539
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,485,462	9,354,839	5,341,189	12,681,882
	44,195,286	105,293,998	33,718,866	68,826,421
Cost of shares redeemed	(44,422,445)	(169,920,119)	(37,395,205)	(141,213,679)
Net increase (decrease) in net assets from Fund share transactions	(227,159)	(64,626,121)	(3,676,339)	(72,387,258)
Net increase (decrease) in net assets	3,182,737	(71,853,822)	884,830	(84,126,781)
Net assets at the beginning of period	407,632,757	479,486,579	441,804,420	525,931,201
Net assets at the end of period	$410,815,494	$407,632,757	$442,689,250	$441,804,420
Undistributed (Over-distribution of) net investment income at the end of period	$(46,385)	$(50,919)	$1,871,876	$1,561,187

(1)	Includes distributions to shareholders of Class B Shares for the fiscal year ended May 31, 2014. Class B Shares of North Carolina converted to Class A Shares at the close of business on October 28, 2013, and Class B Shares of Tennessee converted to Class A Shares at the close of business on December 16, 2013. Class B Shares are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

(2)	Class C Shares were established and commenced operations on February 10, 2014.

(3)	Class C2 Shares (formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014) are available only through exchanges from other Nuveen municipal bond funds or for purposes of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts.

See accompanying notes to financial statements.

58	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	59

Financial

Highlights (Unaudited)

Georgia

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2015(g)	$11.04	$0.20	$0.07	$0.27	$(0.20)	$—	$(0.20)	$11.11
2014	11.20	0.41	(0.17)	0.24	(0.40)	—	(0.40)	11.04
2013	11.14	0.41	0.07	0.48	(0.42)	—	(0.42)	11.20
2012	10.46	0.44	0.68	1.12	(0.44)	—	(0.44)	11.14
2011	10.66	0.45	(0.21)	0.24	(0.44)	—	(0.44)	10.46
2010	10.27	0.44	0.39	0.83	(0.44)	—	(0.44)	10.66
Class C (02/14)
2015(g)	11.00	0.15	0.07	0.22	(0.15)	—	(0.15)	11.07
2014(e)	10.79	0.02	0.28	0.30	(0.09)	—	(0.09)	11.00
Class C2 (01/94)(f)
2015(g)	11.00	0.17	0.07	0.24	(0.17)	—	(0.17)	11.07
2014	11.17	0.35	(0.18)	0.17	(0.34)	—	(0.34)	11.00
2013	11.10	0.35	0.08	0.43	(0.36)	—	(0.36)	11.17
2012	10.43	0.38	0.67	1.05	(0.38)	—	(0.38)	11.10
2011	10.63	0.39	(0.21)	0.18	(0.38)	—	(0.38)	10.43
2010	10.24	0.38	0.39	0.77	(0.38)	—	(0.38)	10.63
Class I (02/97)
2015(g)	11.00	0.21	0.07	0.28	(0.21)	—	(0.21)	11.07
2014	11.16	0.43	(0.17)	0.26	(0.42)	—	(0.42)	11.00
2013	11.10	0.44	0.06	0.50	(0.44)	—	(0.44)	11.16
2012	10.43	0.46	0.67	1.13	(0.46)	—	(0.46)	11.10
2011	10.63	0.47	(0.21)	0.26	(0.46)	—	(0.46)	10.43
2010	10.24	0.46	0.39	0.85	(0.46)	—	(0.46)	10.63

60	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.45%	$90,148	0.82	%*	0.81	%*	3.64	%*	2%
2.27	97,333	0.83		0.82		3.83		9
4.34	109,963	0.81		0.80		3.67		10
10.89	104,821	0.84		0.83		4.03		16
2.30	96,309	0.83		0.82		4.28		3
8.21	108,590	0.84		0.83		4.19		6

2.04	1,262	1.62	*	1.61	*	2.74	*	2
2.82	298	1.63	*	1.62	*	2.69	*	9

2.18	32,258	1.37	*	1.36	*	3.09	*	2
1.61	34,234	1.38		1.37		3.29		9
3.90	38,589	1.36		1.35		3.12		10
10.24	34,504	1.39		1.38		3.48		16
1.75	31,425	1.38		1.37		3.73		3
7.68	34,199	1.39		1.38		3.64		6

2.54	35,815	0.62	*	0.61	*	3.84	*	2
2.46	33,450	0.63		0.62		4.04		9
4.58	40,839	0.61		0.60		3.87		10
11.07	42,782	0.64		0.63		4.23		16
2.54	43,068	0.63		0.62		4.47		3
8.48	45,772	0.64		0.63		4.39		6

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Louisiana

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2015(g)	$11.25	$0.22	$0.16	$0.38	$(0.22)	$—	$(0.22)	$11.41
2014	11.32	0.45	(0.10)	0.35	(0.42)	—	(0.42)	11.25
2013	11.38	0.44	(0.06)	0.38	(0.44)	—	(0.44)	11.32
2012	10.55	0.47	0.83	1.30	(0.47)	—	(0.47)	11.38
2011	10.58	0.46	(0.02)	0.44	(0.47)	—	(0.47)	10.55
2010	9.96	0.46	0.63	1.09	(0.47)	—	(0.47)	10.58
Class C (02/14)
2015(g)	11.20	0.17	0.18	0.35	(0.18)	—	(0.18)	11.37
2014(e)	10.80	0.02	0.48	0.50	(0.10)	—	(0.10)	11.20
Class C2 (02/94)(f)
2015(g)	11.20	0.19	0.17	0.36	(0.19)	—	(0.19)	11.37
2014	11.28	0.39	(0.11)	0.28	(0.36)	—	(0.36)	11.20
2013	11.34	0.37	(0.05)	0.32	(0.38)	—	(0.38)	11.28
2012	10.51	0.41	0.83	1.24	(0.41)	—	(0.41)	11.34
2011	10.54	0.41	(0.03)	0.38	(0.41)	—	(0.41)	10.51
2010	9.93	0.40	0.62	1.02	(0.41)	—	(0.41)	10.54
Class I (02/97)
2015(g)	11.28	0.23	0.16	0.39	(0.23)	—	(0.23)	11.44
2014	11.35	0.47	(0.09)	0.38	(0.45)	—	(0.45)	11.28
2013	11.41	0.46	(0.06)	0.40	(0.46)	—	(0.46)	11.35
2012	10.58	0.49	0.83	1.32	(0.49)	—	(0.49)	11.41
2011	10.61	0.48	(0.02)	0.46	(0.49)	—	(0.49)	10.58
2010	9.99	0.48	0.63	1.11	(0.49)	—	(0.49)	10.61

62	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

3.42%	$79,487	0.83	%*	0.83	%*	3.88	%*	6%
3.35	77,147	0.86		0.85		4.13		23
3.35	95,749	0.85		0.84		3.83		13
12.53	81,109	0.87		0.86		4.31		33
4.27	69,299	0.84		0.84		4.44		17
11.14	69,510	0.86		0.86		4.47		14

3.12	1,495	1.63	*	1.63	*	2.98	*	6
4.68	229	1.66	*	1.65	*	2.96	*	23

3.26	24,665	1.38	*	1.38	*	3.34	*	6
2.69	25,751	1.41		1.40		3.58		23
2.82	33,593	1.40		1.39		3.27		13
11.97	26,990	1.42		1.41		3.74		33
3.70	21,819	1.39		1.39		3.89		17
10.49	21,609	1.41		1.41		3.91		14

3.52	7,408	0.63	*	0.63	*	4.07	*	6
3.56	6,501	0.66		0.65		4.33		23
3.55	7,794	0.65		0.64		4.01		13
12.74	5,007	0.67		0.66		4.47		33
4.49	3,305	0.64		0.64		4.61		17
11.35	3,109	0.66		0.66		4.62		14

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

North Carolina

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2015(g)	$10.95	$0.18	$0.09	$0.27	$(0.18)	$—	$(0.18)	$11.04
2014	11.04	0.37	(0.08)	0.29	(0.38)	—	(0.38)	10.95
2013	11.07	0.39	(0.02)	0.37	(0.40)	—	(0.40)	11.04
2012	10.36	0.41	0.71	1.12	(0.41)	—	(0.41)	11.07
2011	10.53	0.42	(0.18)	0.24	(0.41)	—	(0.41)	10.36
2010	10.02	0.42	0.49	0.91	(0.40)	—	(0.40)	10.53
Class C (02/14)
2015(g)	10.94	0.13	0.11	0.24	(0.14)	—	(0.14)	11.04
2014(e)	10.63	0.04	0.36	0.40	(0.09)	—	(0.09)	10.94
Class C2 (10/93)(f)
2015(g)	10.95	0.15	0.09	0.24	(0.15)	—	(0.15)	11.04
2014	11.04	0.31	(0.08)	0.23	(0.32)	—	(0.32)	10.95
2013	11.07	0.33	(0.02)	0.31	(0.34)	—	(0.34)	11.04
2012	10.36	0.35	0.72	1.07	(0.36)	—	(0.36)	11.07
2011	10.53	0.36	(0.18)	0.18	(0.35)	—	(0.35)	10.36
2010	10.03	0.36	0.49	0.85	(0.35)	—	(0.35)	10.53
Class I (02/97)
2015(g)	10.99	0.19	0.09	0.28	(0.19)	—	(0.19)	11.08
2014	11.08	0.39	(0.08)	0.31	(0.40)	—	(0.40)	10.99
2013	11.10	0.41	— **	0.41	(0.43)	—	(0.43)	11.08
2012	10.40	0.44	0.70	1.14	(0.44)	—	(0.44)	11.10
2011	10.57	0.44	(0.18)	0.26	(0.43)	—	(0.43)	10.40
2010	10.05	0.44	0.50	0.94	(0.42)	—	(0.42)	10.57

64	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.48%	$164,460	0.78	%*	0.78	%*	3.25	%*	6%
2.78	173,143	0.80		0.80		3.50		7
3.37	197,820	0.80		0.78		3.47		10
11.04	176,927	0.81		0.80		3.85		9
2.30	158,176	0.80		0.79		4.06		5
9.26	179,633	0.82		0.80		4.03		9

2.16	4,722	1.57	*	1.57	*	2.43	*	6
3.75	1,788	1.60	*	1.60	*	2.40	*	7

2.20	42,242	1.33	*	1.33	*	2.70	*	6
2.20	45,856	1.35		1.35		2.96		7
2.82	57,987	1.35		1.33		2.92		10
10.47	49,381	1.36		1.35		3.30		9
1.77	42,587	1.35		1.34		3.51		5
8.58	43,056	1.37		1.35		3.48		9

2.56	199,391	0.58	*	0.58	*	3.45	*	6
2.95	186,847	0.60		0.60		3.70		7
3.67	223,051	0.60		0.58		3.67		10
11.15	211,559	0.61		0.60		4.05		9
2.53	197,520	0.60		0.59		4.26		5
9.56	214,030	0.62		0.60		4.23		9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial Highlights (Unaudited) (continued)

Tennessee

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/87)
2015(g)	$11.82	$0.20	$0.11	$0.31	$(0.19)	$—	$(0.19)	$11.94
2014	12.02	0.41	(0.17)	0.24	(0.39)	(0.05)	(0.44)	11.82
2013	12.04	0.41	0.03	0.44	(0.40)	(0.06)	(0.46)	12.02
2012	11.24	0.45	0.83	1.28	(0.45)	(0.03)	(0.48)	12.04
2011	11.40	0.46	(0.17)	0.29	(0.45)	—	(0.45)	11.24
2010	10.91	0.46	0.48	0.94	(0.45)	—	(0.45)	11.40
Class C (02/14)
2015(g)	11.79	0.15	0.12	0.27	(0.15)	—	(0.15)	11.91
2014(e)	11.49	0.03	0.36	0.39	(0.09)	—	(0.09)	11.79
Class C2 (10/93)(f)
2015(g)	11.80	0.17	0.12	0.29	(0.16)	—	(0.16)	11.93
2014	12.01	0.34	(0.18)	0.16	(0.32)	(0.05)	(0.37)	11.80
2013	12.02	0.34	0.05	0.39	(0.34)	(0.06)	(0.40)	12.01
2012	11.23	0.38	0.83	1.21	(0.39)	(0.03)	(0.42)	12.02
2011	11.39	0.40	(0.17)	0.23	(0.39)	—	(0.39)	11.23
2010	10.90	0.40	0.48	0.88	(0.39)	—	(0.39)	11.39
Class I (02/97)
2015(g)	11.80	0.21	0.12	0.33	(0.20)	—	(0.20)	11.93
2014	12.01	0.43	(0.18)	0.25	(0.41)	(0.05)	(0.46)	11.80
2013	12.02	0.43	0.05	0.48	(0.43)	(0.06)	(0.49)	12.01
2012	11.23	0.47	0.82	1.29	(0.47)	(0.03)	(0.50)	12.02
2011	11.39	0.48	(0.16)	0.32	(0.48)	—	(0.48)	11.23
2010	10.90	0.49	0.47	0.96	(0.47)	—	(0.47)	11.39

66	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

2.66%	$295,307	0.78	%*	0.77	%*	3.37	%*	2%
2.11	304,426	0.80		0.79		3.54		3
3.72	367,265	0.79		0.78		3.33		8
11.64	334,205	0.82		0.81		3.84		16
2.64	299,678	0.81		0.81		4.11		19
8.77	301,055	0.82		0.82		4.14		5

2.26	4,648	1.58	*	1.57	*	2.50	*	2
3.40	1,547	1.60	*	1.59	*	2.42	*	3

2.47	88,752	1.33	*	1.32	*	2.82	*	2
1.45	93,355	1.35		1.34		3.00		3
3.26	121,645	1.34		1.33		2.78		8
10.99	97,520	1.37		1.36		3.28		16
2.09	73,960	1.36		1.36		3.56		19
8.20	72,563	1.37		1.37		3.58		5

2.85	53,982	0.58	*	0.57	*	3.57	*	2
2.24	42,477	0.60		0.59		3.75		3
4.01	36,091	0.59		0.58		3.53		8
11.79	24,687	0.62		0.61		4.01		16
2.86	12,410	0.61		0.61		4.30		19
9.02	8,720	0.61		0.61		4.32		5

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	67

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust Information

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Purchase and Sale Agreement

On October 1, 2014, TIAA-CREF, a national financial services organization, completed its previously announced acquisition of Nuveen, the parent company of the Adviser. The transaction has not resulted in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

Because the consummation of the acquisition resulted in the “assignment” (as defined in the Investment Company Act of 1940) and automatic termination of the Funds’ investment management agreements and investment sub-advisory agreements, Fund shareholders were asked to approve new investment management agreements with the Adviser and new investment sub-advisory agreements with each Fund’s Sub-Adviser. These new agreements were approved by shareholders of each of the Funds, and went into effect on October 1, 2014. The terms of the new agreements, including the fees payable to each Fund’s Adviser and Sub-Adviser, are substantially identical to those of the investment management agreements and investment sub-advisory agreements in place immediately prior to the closing.

Investment Objectives and Principal Investment Strategies

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, its respective state and, in some cases, its respective local income taxes as is consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal and its respective state personal income tax. These municipal bonds include obligations issued by its respective state and its subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal and its respective state personal income tax. Each Fund may invest without limit in securities that generate income subject to the alternative minimum tax. Each Fund will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity in excess of 10 years.

Under normal market conditions, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Sub-Adviser to be of comparable quality. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. Each Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. Each Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. Each Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

Each Fund may utilize futures contracts, swap contracts, options on futures contracts and options on swap contracts in an attempt to manage market risk, credit risk and yield curve risk and to manage the effective maturity or duration of securities in each Fund’s portfolio.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

68	Nuveen Investments

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery pur-chase commitments.

As of November 30, 2014, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Outstanding when-issued/delayed delivery purchase commitments	$1,122,560	$—	$2,218,740	$1,663,641

Investment Income

Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydowns gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Nuveen Investments	69

Notes to Financial Statements (Unaudited) (continued)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Investment Valuation

Prices of fixed income securities are provided by a pricing service approved by the Funds’ Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board or its appointee.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

70	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Georgia	Level 1	Level 2	Level 3***	Total
Long-Term Investments*:
Municipal Bonds	$—	$157,794,488	$511,666	$158,306,154
Investments in Derivatives:
Credit Default Swaps**	—	(2,865)	—	(2,865)
Total	$—	$157,791,623	$511,666	$158,303,289

Louisiana
Long-Term Investments*:
Municipal Bonds	$—	$111,197,319	$—	$111,197,319

North Carolina
Long-Term Investments*:
Municipal Bonds	$—	$406,830,196	$—	$406,830,196
Investments in Derivatives:
Credit Default Swaps**	—	1,586	—	1,586
Total	$—	$406,831,782	$—	$406,831,782

Tennessee
Long-Term Investments*:
Municipal Bonds	$—	$442,942,435	$341,111	$443,283,546
Investments in Derivatives:
Credit Default Swaps**	—	1,742	—	1,742
Total	$—	$442,944,177	$341,111	$443,285,288
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
***	Refer to the Fund’s Portfolio of Investments for a breakdown of these securities classified as Level 3.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

Nuveen Investments	71

Notes to Financial Statements (Unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”).

An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” The Fund’s Statement of Assets and Liabilities shows only the inverse floaters and not the underlying bonds as an asset, and does not reflect the short-term floating rate certificates as liabilities. Also, the Fund reflects in “Investment Income” only the net amount of earnings on its inverse floater investment (net of the interest paid to the holders of the short-term floating rate certificates and the expenses of the trust), and does not show the amount of that interest paid as an interest expense on the Statement of Operations.

An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense” on the Statement of Operations.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2014, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$3,380,000	$750,000	$—	$8,250,000
Average annual interest rate and fees	0.41%	0.56%	—%	0.56%

As of November 30, 2014, the total amount of floating rate obligations issued by each Fund’s self-deposited inverse floaters and externally-deposited inverse floaters was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Floating rate obligations: self-deposited inverse floaters	$3,380,000	$750,000	$—	$8,250,000
Floating rate obligations: externally-deposited inverse floaters	3,310,000	3,000,000	—	7,500,000
Total	$6,690,000	$3,750,000	$—	$15,750,000

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements are referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

72	Nuveen Investments

As of November 30, 2014, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts	$—	$3,000,000	$—	$—

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Credit Default Swaps

A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/ when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and, for over-the-counter swaps, is recognized with the daily change in the market value of the contract as a component of “Unrealized appreciation or depreciation on credit default swaps (, net)” on the Statement of Assets and Liabilities. This interest fee is recorded as a realized loss upon payment. Credit default swap contracts are valued daily.

Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain or loss. Payments received or made at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss.

Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps,” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations. Investments in swaps cleared through an exchange obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. The maximum potential amount of future payments the Fund could incur as a buyer of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the six months ended November 30, 2014, Georgia, North Carolina and Tennessee invested in credit default swaps to manage credit risk by purchasing credit protection.

The average notional amount of credit default swap contracts outstanding during the six months ended November 30, 2014, was as follows:

	Georgia	North Carolina	Tennessee
Average notional amount of credit default swap contracts outstanding*	$433,333	$1,103,333	$1,190,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Nuveen Investments	73

Notes to Financial Statements (Unaudited) (continued)

The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Asset and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Georgia

Credit	Swaps	—	$—	Unrealized depreciation on credit default swaps**	$(2,865)
North Carolina

Credit	Swaps	Unrealized appreciation on credit default swaps**	$1,586	—	$—
Tennessee

Credit	Swaps	Unrealized appreciation on credit default swaps**	$1,742	—	$—
**	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and not reflected in the cumulative unrealized appreciation (depreciation) presented above.

The following tables present the swap contracts, which are subject to netting agreements, as well as the collateral delivered related to those swap contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Credit Default Swaps***	Gross Unrealized (Depreciation) on Credit Default Swaps***	Amounts Netted on Statement of Assets and Liabilities	Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	Collateral Pledged to (from) Counterparty	Net Exposure
Georgia	Goldman Sachs	$—	$(2,865)	$—	$(2,865)	$—	$(2,865)
North Carolina	Citibank N.A.	1,586	—	—	1,586	(1,586)	—
Tennessee	Citibank N.A.	1,742	—	—	1,742	(1,742)	—
***	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in net Unrealized Appreciation (Depreciation) of Swaps
Georgia	Credit	Swaps	$(4,282)	$(2,865)
North Carolina	Credit	Swaps	(7,241)	1,586
Tennessee	Credit	Swaps	(7,827)	1,742

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

74	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 11/30/14		Year Ended 5/31/14
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	203,905	$2,248,559	816,305	$8,761,668
Class A – automatic conversion of Class B Shares	—	—	43,667	466,346
Class B – exchanges	—	—	17	179
Class C	91,991	1,012,930	27,076	294,704
Class C2	9,521	104,852	260,731	2,780,147
Class I	699,496	7,695,293	790,875	8,452,558
Shares issued to shareholders due to reinvestment of distributions:
Class A	105,844	1,169,516	239,414	2,571,872
Class B	—	—	300	3,192
Class C	633	6,984	53	580
Class C2	26,449	291,266	59,146	633,048
Class I	19,250	212,078	31,734	339,660
	1,157,089	12,741,478	2,269,318	24,303,954
Shares redeemed:
Class A	(1,009,938)	(11,133,982)	(2,099,550)	(22,450,328)
Class B	—	—	(20,205)	(218,124)
Class B – automatic conversion to Class A Shares	—	—	(43,585)	(466,346)
Class C	(5,727)	(63,181)	(12)	(136)
Class C2	(233,034)	(2,563,497)	(664,936)	(7,076,755)
Class I	(523,767)	(5,759,838)	(1,441,171)	(15,347,458)
	(1,772,466)	(19,520,498)	(4,269,459)	(45,559,147)
Net increase (decrease)	(615,377)	$(6,779,020)	(2,000,141)	$(21,255,193)

	Six Months Ended 11/30/14		Year Ended 5/31/14
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	484,328	$5,507,890	623,798	$6,722,527
Class C	116,553	1,311,032	21,064	231,706
Class C2	7,426	83,829	123,320	1,323,765
Class I	145,559	1,652,676	301,153	3,286,595
Shares issued to shareholders due to reinvestment of distributions:
Class A	103,845	1,177,433	225,724	2,438,188
Class C	588	6,653	49	541
Class C2	26,471	298,784	59,901	644,406
Class I	7,772	88,388	14,669	158,730
	892,542	10,126,685	1,369,678	14,806,458
Shares redeemed:
Class A	(482,630)	(5,454,986)	(2,450,223)	(26,408,631)
Class C	(6,095)	(68,861)	(632)	(6,920)
Class C2	(162,277)	(1,820,031)	(864,273)	(9,272,739)
Class I	(82,470)	(935,831)	(425,987)	(4,565,072)
	(733,472)	(8,279,709)	(3,741,115)	(40,253,362)
Net increase (decrease)	159,070	$1,846,976	(2,371,437)	$(25,446,904)

Nuveen Investments	75

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 11/30/14		Year Ended 5/31/14
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,040,056	$11,444,765	4,677,204	$49,154,589
Class A – automatic conversion of Class B Shares	—	—	41,210	433,961
Class B – exchanges	—	—	4	49
Class C	273,903	3,011,103	162,912	1,754,307
Class C2	5,954	65,481	370,143	3,899,791
Class I	2,286,246	25,188,475	3,830,824	40,696,462
Shares issued to shareholders due to reinvestment of distributions:
Class A	209,424	2,303,932	494,845	5,230,218
Class B	—	—	422	4,410
Class C	3,057	33,642	576	6,265
Class C2	39,833	438,104	99,619	1,052,244
Class I	154,805	1,709,784	288,473	3,061,702
	4,013,278	44,195,286	9,966,232	105,293,998
Shares redeemed:
Class A	(2,166,081)	(23,795,570)	(7,315,367)	(76,819,266)
Class B	—	—	(16,193)	(168,020)
Class B – automatic conversion to Class A Shares	—	—	(41,171)	(433,961)
Class C	(12,381)	(135,824)	(135)	(1,462)
Class C2	(407,575)	(4,479,112)	(1,534,253)	(16,090,028)
Class I	(1,452,701)	(16,011,939)	(7,250,878)	(76,407,382)
	(4,038,738)	(44,422,445)	(16,157,997)	(169,920,119)
Net increase (decrease)	(25,460)	$(227,159)	(6,191,765)	$(64,626,121)

	Six Months Ended 11/30/14		Year Ended 5/31/14
Tennessee	Shares	Amount	Shares	Amount
Shares sold:
Class A	775,805	$9,208,446	2,040,300	$23,472,147
Class A – automatic conversion of Class B Shares	—	—	48,214	545,695
Class B – exchanges	—	—	36	416
Class C	260,470	3,079,269	131,009	1,520,371
Class C2	33,471	395,260	413,316	4,723,528
Class I	1,324,490	15,694,702	2,263,161	25,882,382
Shares issued to shareholders due to reinvestment of distributions:
Class A	312,808	3,720,460	787,106	9,005,723
Class B	—	—	773	8,776
Class C	2,531	30,049	338	3,970
Class C2	78,891	936,905	213,052	2,433,397
Class I	55,011	653,775	107,610	1,230,016
	2,843,477	33,718,866	6,004,915	68,826,421
Shares redeemed:
Class A	(2,117,018)	(25,129,044)	(7,660,013)	(87,533,221)
Class B	—	—	(29,908)	(347,792)
Class B – automatic conversion to Class A Shares	—	—	(48,214)	(545,695)
Class C	(3,854)	(45,785)	(115)	(1,344)
Class C2	(578,938)	(6,863,212)	(2,848,053)	(32,510,122)
Class I	(451,731)	(5,357,164)	(1,776,726)	(20,275,505)
	(3,151,541)	(37,395,205)	(12,363,029)	(141,213,679)
Net increase (decrease)	(308,064)	$(3,676,339)	(6,358,114)	$(72,387,258)

76	Nuveen Investments

5. Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the six months ended November 30, 2014, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$3,318,850	$6,133,860	$28,140,393	$7,871,834
Sales and maturities	10,608,216	6,401,419	25,971,670	6,907,235

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of November 30, 2014, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$146,089,967	$102,047,122	$372,305,819	$400,158,873
Gross unrealized:
Appreciation	$9,966,385	$8,495,621	$35,063,537	$35,804,843
Depreciation	(1,130,597)	(95,424)	(539,160)	(930,170)
Net unrealized appreciation (depreciation) of investments	$8,835,788	$8,400,197	$34,524,377	$34,874,673

Permanent differences, primarily due to taxable market discount and distribution reclasses, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2014, the Funds’ last tax year end, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$—	$—	$—	$—
Undistributed (Over-distribution of) net investment income	(13,459)	(20,806)	(84,210)	925
Accumulated net realized gain (loss)	13,459	20,806	84,210	(925)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2014, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income[1]	$637,291	$661,250	$993,442	$1,648,130
Undistributed net ordinary income[2]	25,931	—	16,802	49,213
Undistributed net long-term capital gains	—	—	—	—
[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2014 through May 31, 2014, and paid on June 2, 2014.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2014 was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$6,139,295	$4,368,887	$14,915,162	$14,767,697
Distributions from net ordinary income[2]	—	9,012	7,594	198,244
Distributions from net long-term capital gains	—	—	—	1,648,439
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	77

Notes to Financial Statements (Unaudited) (continued)

As of May 31, 2014, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Georgia	Louisiana	North Carolina	Tennessee
Expiration:
May 31, 2016	$—	$—	$1,256,363	$—
May 31, 2017	2,971,901	—	1,649,881	—
May 31, 2018	3,466,007	1,974,371	4,606,864	—
May 31, 2019	—	107,840	—	—
Not subject to expiration	—	1,930,424	1,310,065	2,500,550
Total	$6,437,908	$4,012,635	$8,823,173	$2,500,550

During the Fund’s last tax year ended May 31, 2014, the following Fund utilized capital loss carryforwards as follows:

Georgia
Utilized capital loss carryforwards	$135,875

The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Funds have elected to defer losses as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Post-October capital losses[3]	$289,633	$388,808	$1,304,556	$1,539,294
Late-year ordinary losses[4]	—	—	—	—
[3]	Capital losses incurred from November 1, 2013 through May 31, 2014, the Funds’ last tax year end.
[4]	Ordinary losses incurred from January 1, 2014 through May 31, 2014 and specified losses incurred from November 1, 2013 through May 31, 2014.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	0.3500%
For the next $125 million	0.3375
For the next $250 million	0.3250
For the next $500 million	0.3125
For the next $1 billion	0.3000
For the next $3 billion	0.2750
For net assets over $5 billion	0.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2014, the complex-level fee rate for each of these Funds was 0.1639%.

78	Nuveen Investments

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended November 30, 2014, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$35,171	$117,535	$92,599	$93,485
Paid to financial intermediaries	29,678	102,535	80,521	80,323

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2014, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$10,263	$32,215	$47,143	$37,871

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2014, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$9,317	$6,583	$23,129	$24,235

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2014, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$500	$699	$2,477	$4,039

Nuveen Investments	79

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

80	Nuveen Investments

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	81

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

82	Nuveen Investments

Notes

Nuveen Investments	83

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $229 billion as of September 30, 2014.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com/mf

MSA-MS5-1114D        5388-INV-B01/16

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: February 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: February 5, 2015

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 5, 2015